Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities:
Net income:	$ 98,999,000	$ 67,239,000	$ 72,876,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	113,462,000	96,261,000	96,448,000
Amortization of debt discount	(851,000)	(779,000)	(715,000)
Amortization of prepaid lease rentals, net	0	8,150,000	8,429,000
Amortization and write-off of financing costs	4,491,000	2,907,000	2,236,000
Amortization of deferred dry-docking and special survey costs	8,948,000	7,290,000	7,627,000
Amortization of assumed time charter	191,000	27,000	0
Equity based payments	3,879,000	3,755,000	3,866,000
Net settlements on interest rate swaps qualifying for cash flow hedge	0	(11,000)	0
Loss / (Gain) on derivative instruments, net	651,000	162,000	(1,296,000)
Loss on sale / disposal of vessels, net	19,589,000	3,071,000	4,856,000
Loss on vessels held for sale	2,495,000	101,000	2,379,000
Vessels impairment loss	3,042,000	0	17,959,000
Equity gain on investments	(11,369,000)	(12,051,000)	(3,381,000)
Changes in operating assets and liabilities:
Accounts receivable	7,417,000	(14,368,000)	(578,000)
Due from related parties	(2,895,000)	1,342,000	(1,826,000)
Inventories	474,000	(134,000)	1,753,000
Insurance claims receivable	(2,538,000)	(5,304,000)	(1,478,000)
Prepayments and other	(2,072,000)	(251,000)	(1,783,000)
Accounts payable	(2,371,000)	1,926,000	2,466,000
Due to related parties	277,000	(7,000)	12,000
Accrued liabilities	4,133,000	1,996,000	(1,969,000)
Unearned revenue	811,000	(2,880,000)	(2,335,000)
Other current liabilities	(280,000)	204,000	(46,000)
Dividend from equity method investees	6,295,000	8,000,000	3,040,000
Dry-dockings	(6,280,000)	(18,568,000)	(5,582,000)
Accrued charter revenue	3,893,000	(7,294,000)	(11,204,000)
Net Cash provided by Operating Activities	250,391,000	140,784,000	191,754,000
Cash Flows From Investing Activities:
Equity method investments	(55,000)	(5,292,000)	(9,890,000)
Return on equity method investments	24,530,000	2,470,000	1,460,000
Proceeds from the settlement of insurance claims	7,407,000	931,000	2,273,000
Cash acquired through asset acquisition	0	18,644,000	0
Vessel acquisition (and time charters) and advances/Additions to vessel cost	(61,975,000)	(142,993,000)	(64,231,000)
Proceeds from the sale of vessels, net	21,235,000	13,595,000	26,951,000
Net Cash provided by / (used in) Investing Activities	(8,858,000)	(112,645,000)	(43,437,000)
Cash Flows From Financing Activities:
Offering proceeds, net of related expenses	0	111,224,000	91,675,000
Proceeds from long-term debt and finance leases	448,000,000	361,000,000	61,625,000
Repayment of long-term debt and finance leases	(597,607,000)	(500,173,000)	(253,804,000)
Payment of financing costs	(3,891,000)	(3,441,000)	(1,733,000)
Dividends paid	(58,655,000)	(49,143,000)	(37,758,000)
Net Cash used in Financing Activities	(212,153,000)	(80,533,000)	(139,995,000)
Net increase / (decrease) in cash, cash equivalents and restricted cash	29,380,000	(52,394,000)	8,322,000
Cash, cash equivalents and restricted cash at beginning of the year	166,491,000	218,885,000	210,563,000
Cash, cash equivalents and restricted cash at end of the year	195,871,000	166,491,000	218,885,000
Supplemental Cash Information:
Cash paid during the year for interest, net of capitalized interest	83,152,000	60,620,000	56,070,000
Non-Cash Investing and Financing Activities:
Imputed interest	0	325,000	0
Dividend reinvested in common stock of the Company	$ 18,503,000	$ 23,086,000	$ 22,811,000